UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Ottosen
Title:  Chief Compliance Officer & Counsel
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Jennifer Ottosen                         February 9, 2012
     -----------------------------         -----------------------------
         Jennifer Ottosen                         Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     66
                                        ----------------
Form 13F Information Table Value Total:     $5,331,084
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               December 31, 2011

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      244,158       2,987,383
Abbott Labs Com                     COM              002824100      222,010       3,948,259
Accenture PLC Ireland               COM              G1151C101          433           8,150
Adobe Systems Inc                   COM              00724F101      179,494       6,349,297
Aeropostale Inc                     COM              007865108          501          32,870
Alliant Techsystems Inc             COM              018804104          420           7,350
Amphenol Corp                       COM              032095101      205,946       4,537,267
Apollo Group Inc Cl A               COM              037604105          533           9,900
Automatic Data Processing           COM              053015103      198,049       3,666,907
Avon Products Inc                   COM              054303102          344          19,700
Ball Corporation                    COM              058498106          474          13,300
Bard (C.R.) Inc                     COM              067383109      100,523       1,175,714
Becton Dickinson                    COM              075887109      180,405       2,414,422
Best Buy Company Inc                COM              086516101          406          17,380
Bristol Myers Squibb Co Com         COM              110122108          395          11,230
CH Robinson Worldwide               COM              12541W209      152,802       2,189,773
Campbell Soup Co                    COM              134429109          463          13,950
Cigna Corp                          COM              125509109          431          10,280
Clorox Co                           COM              189054109        5,034          75,635
Coca-Cola Co                        COM              191216100      107,230       1,532,515
Cognizant Tech Solutions Corp       COM              192446102      202,173       3,143,739
Colgate-Palmolive Co                COM              194162103      191,831       2,076,321
Davita Inc                          COM              23918K108          518           6,840
Dell Inc                            COM              24702R101          418          28,610
Deluxe Corp                         COM              248019101          466          20,510
Eaton Vance                         COM              278265103          451          19,080
Ecolab Inc                          COM              278865100       77,828       1,346,287
Eli Lilly & Co                      COM              532457108          511          12,310
Emerson Electric Co                 COM              291011104      248,625       5,336,453
Equifax Inc                         COM              294429105      185,617       4,791,373
Express Scripts Inc Cl A            COM              302182100          526          11,790
Federated Investors Inc.            COM              314211103          365          24,100
Forest Labs                         COM              345838106          456          15,070
General Dynamics Corp               COM              369550108          477           7,190
Global Payments Inc.                COM              37940X102          497          10,490
ITT Educational Svcs                COM              45068B109          393           6,910
Johnson & Johnson                   COM              478160104        1,343          20,490
Kroger Co                           COM              501044101          475          19,640
Laboratory Corp of America Hol      COM              50540R409       85,340         992,683
Landstar System Inc                 COM              515098101          520          10,870
Lexmark Intl Inc                    COM              529771107          520          15,750
Medtronic Inc                       COM              585055106      129,237       3,378,748
Microsoft Corp Com                  COM              594918104      225,282       8,678,066
Nike Inc Cl B                       COM              654106103      138,389       1,436,026
Omnicom Group Inc                   COM              681919106      267,718       6,005,342
Oracle Corp                         COM              68389X105      200,124       7,802,144
Paychex Inc                         COM              704326107       78,253       2,598,934
Pepsico Inc                         COM              713448108      280,916       4,233,854
Pitney Bowes Inc                    COM              724479100          421          22,720
Praxair Inc                         COM              74005P104      229,349       2,145,455
Procter & Gamble Co                 COM              742718109      284,488       4,264,553
Quest Diagnostics Inc               COM              74834L100          477           8,220
Radioshack                          COM              750438103          334          34,500
Strayer Education                   COM              863236105          275           2,830
Stryker Corp                        COM              863667101      169,422       3,408,226
Sysco Corp                          COM              871829107          507          17,310
T Rowe Price Group Inc              COM              74144T108      261,435       4,590,606
United Technologies Corp            COM              913017109      235,106       3,216,665
Unitedhealth Group Inc              COM              91324P102          502           9,920
Varian Medical Systems              COM              92220P105       87,550       1,304,190
Waddell & Reed Financial Inc        COM              930059100          447          18,070
Wal Mart Stores Inc                 COM              931142103          468           7,840
Walgreen Company                    COM              931422109          452          13,690
Waters Corp                         COM              941848103      139,608       1,885,328
Westamerica Bancorporation          COM              957090103          467          10,660
Zimmer Holdings Inc                 COM              98956P102          456           8,540

                                                                  5,331,084     102,040,225
                                                                  =========     ===========



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,830,633                  156,750
Abbott Labs Com                             Sole                    3,741,684                  206,575
Accenture PLC Ireland                       Sole                        8,150
Adobe Systems Inc                           Sole                    6,020,697                  328,600
Aeropostale Inc                             Sole                       32,870
Alliant Techsystems Inc                     Sole                        7,350
Amphenol Corp                               Sole                    4,296,117                  241,150
Apollo Group Inc Cl A                       Sole                        9,900
Automatic Data Processing                   Sole                    3,478,332                  188,575
Avon Products Inc                           Sole                       19,700
Ball Corporation                            Sole                       13,300
Bard (C.R.) Inc                             Sole                    1,113,664                   62,050
Becton Dickinson                            Sole                    2,308,782                  105,640
Best Buy Company Inc                        Sole                       17,380
Bristol Myers Squibb Co Com                 Sole                       11,230
CH Robinson Worldwide                       Sole                    2,075,603                  114,170
Campbell Soup Co                            Sole                       13,950
Cigna Corp                                  Sole                       10,280
Clorox Co                                   Sole                       74,435                    1,200
Coca-Cola Co                                Sole                    1,453,793                   78,722
Cognizant Tech Solutions Corp               Sole                    2,982,949                  160,790
Colgate-Palmolive Co                        Sole                    1,968,899                  107,422
Davita Inc                                  Sole                        6,840
Dell Inc                                    Sole                       28,610
Deluxe Corp                                 Sole                       20,510
Eaton Vance                                 Sole                       19,080
Ecolab Inc                                  Sole                    1,276,505                   69,782
Eli Lilly & Co                              Sole                       12,310
Emerson Electric Co                         Sole                    5,056,046                  280,407
Equifax Inc                                 Sole                    4,539,391                  251,982
Express Scripts Inc Cl A                    Sole                       11,790
Federated Investors Inc.                    Sole                       24,100
Forest Labs                                 Sole                       15,070
General Dynamics Corp                       Sole                        7,190
Global Payments Inc.                        Sole                       10,490
ITT Educational Svcs                        Sole                        6,910
Johnson & Johnson                           Sole                       19,490                    1,000
Kroger Co                                   Sole                       19,640
Laboratory Corp of America Hol              Sole                      940,683                   52,000
Landstar System Inc                         Sole                       10,870
Lexmark Intl Inc                            Sole                       15,750
Medtronic Inc                               Sole                    3,205,264                  173,484
Microsoft Corp Com                          Sole                    8,226,837                  451,229
Nike Inc Cl B                               Sole                    1,361,086                   74,940
Omnicom Group Inc                           Sole                    5,690,863                  314,479
Oracle Corp                                 Sole                    7,402,484                  399,660
Paychex Inc                                 Sole                    2,462,044                  136,890
Pepsico Inc                                 Sole                    4,011,301                  222,553
Pitney Bowes Inc                            Sole                       22,720
Praxair Inc                                 Sole                    2,028,713                  116,742
Procter & Gamble Co                         Sole                    4,041,618                  222,935
Quest Diagnostics Inc                       Sole                        8,220
Radioshack                                  Sole                       34,500
Strayer Education                           Sole                        2,830
Stryker Corp                                Sole                    3,224,383                  183,843
Sysco Corp                                  Sole                       17,310
T Rowe Price Group Inc                      Sole                    4,350,343                  240,263
United Technologies Corp                    Sole                    3,074,959                  141,706
Unitedhealth Group Inc                      Sole                        9,920
Varian Medical Systems                      Sole                    1,234,890                   69,300
Waddell & Reed Financial Inc                Sole                       18,070
Wal Mart Stores Inc                         Sole                        7,840
Walgreen Company                            Sole                       13,690
Waters Corp                                 Sole                    1,788,718                   96,610
Westamerica Bancorporation                  Sole                       10,660
Zimmer Holdings Inc                         Sole                        8,540
